Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,709)	$ (15,882)	$ (117,320)	$ (55,005)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,088	2,397	10,851	9,339
Stock-based compensation expense	11,958	1,090	32,557	4,218
Amortization of inventory step-up			616
Loss on disposal of assets	5	0	156	1,473
Loss on debt extinguishment			496
Amortization of debt issuance costs and discount	690	0	1,546
Noncash lease expense	731	505	2,010	1,533
Noncash (income) expense associated with liability-classified warrants	(13,482)	3,382	15,294	2,615
Change in the fair value of contingent consideration	2,500	0
Deferred income taxes	(1,558)	(42)	(9,979)	(713)
Changes in operating assets and liabilities:
Accounts receivable	(5,644)	611	(7,789)	(522)
Contract assets	(3,668)	(246)	1,816	5,019
Inventories	(9,132)	70	(12,688)	(11,260)
Prepaids and other current assets	(1,071)	1,286	(10,504)	(2,375)
Other non-current assets	772	0	(4,548)
Trade payables	805	638	(4,517)	(1,603)
Accrued expenses	(3,245)	552	3,074	4,104
Employee benefits payables	475	115	(326)	1,538
Contract liabilities	10,652	(9,945)	28,057	15,921
Other current liabilities	4,266	95	838	(832)
Non-current lease liabilities	(783)	(517)	(1,801)	(965)
Other non-current liabilities	11	412	370	(242)
Net cash used in operating activities	(26,339)	(15,479)	(71,791)	(27,757)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, equipment and software	(6,242)	(4,046)	(25,699)	(25,121)
Cash paid for acquisition, net of acquired cash and restricted cash	(65,588)	0	(66,435)	(12,208)
Net cash used in investing activities	(71,830)	(4,046)	(92,134)	(37,329)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of stock options and public warrants	1,379	554	3,147	978
Proceeds from long-term revolving line of credit			15,000
Proceeds from long-term secured term loan			98,895
Repayments on long-term revolving line of credit			(15,000)
Net Proceeds from issuance of Series E-1 Preferred Stock				20,500
Proceeds from Business Combination and PIPE Investment, net of transaction costs			728,255
Repurchase of shares and options from management			(30,358)
Proceeds from Employee Stock Purchase Plan	1,025	0
Proceeds from sale of employees restricted stock units to cover taxes	20,841	0
Minimum tax withholding paid on behalf of employees for restricted stock units	(8,756)	0
Finance lease principal payments	(45)	0
Payment of deferred transaction costs associated with planned reverse recapitalization transaction	0	(140)
Net cash provided by financing activities	14,444	414	799,939	21,478
Effect of exchange rate changes on cash and cash equivalents	(574)	517	2,128	(153)
Net increase (decrease) in cash and cash equivalents and restricted cash	(84,299)	(18,594)	638,142	(43,761)
Cash and cash equivalents, and restricted cash, beginning of period	692,075	53,933	53,933	97,694
Cash and cash equivalents, and restricted cash, end of period	607,776	35,339	692,075	53,933
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	2,292	0	3,991
Cash refunds/(paid) for income taxes	2,248	0	(1,842)	300
Unpaid purchases of property, equipment and software	1,417	342	938	2,090
Unpaid transaction costs			27
Issuance of common stock warrants and accrued issuance costs in connection with loan and security agreement				677
Deferred transaction costs in accrued expenses	0	1,371
Right-of-use assets obtained in exchange for new operating lease liabilities	3,783	0	3,916	2,410
Net exercise of public and private warrants into common stock	44,739	0
Issuance of common stock in connection with acquisition, at fair value	$ 1,441	$ 0	11,568
Contingent consideration assumed at acquisitions			7,300
Warrants assumed as part of Business Combination			48,149
Prepaid expenses assumed as part of Business Combination			$ 219